Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 224,682,237
Ending balance	218,534,693	$ 224,682,237
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	386,268,567	340,531,103
Effect of foreign currency exchange differences	1,245,778	(64,844)
Additions	22,472,093	45,988,383
Disposals		(186,075)
Ending balance	409,986,438	386,268,567
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(161,586,330)	(136,747,674)
Effect of foreign currency exchange differences	(836,435)	1,790,687
Amortization	(29,028,980)	(26,815,418)
Disposals		186,075
Ending balance	(191,451,745)	(161,586,330)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	86,526,395
Ending balance	80,378,851	86,526,395
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	248,112,725	202,375,261
Effect of foreign currency exchange differences	1,245,778	(64,844)
Additions	22,472,093	45,988,383
Disposals		(186,075)
Ending balance	271,830,596	248,112,725
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(161,586,330)	(136,747,674)
Effect of foreign currency exchange differences	(836,435)	1,790,687
Amortization	(29,028,980)	(26,815,418)
Disposals		186,075
Ending balance	(191,451,745)	(161,586,330)
Mining rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	138,155,842
Ending balance	138,155,842	138,155,842
Mining rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	138,155,842	138,155,842
Ending balance	$ 138,155,842	$ 138,155,842